UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21611

Name of Fund:  S&P 500® GEAREDSM Fund Inc. (GRE)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, S&P 500® GEAREDSM Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 2.4%	Boeing Co.	3,054	$108,661
	General Dynamics Corp.	1,635	68,000
	Goodrich Corp.	519	19,665
	Honeywell International, Inc.	3,053	85,057
	L-3 Communications Holdings, Inc.	504	34,171
	Lockheed Martin Corp.	1,382	95,399
	Northrop Grumman Corp.	1,385	60,441
	Precision Castparts Corp.	578	34,622
	Raytheon Co.	1,695	66,003
	Rockwell Collins, Inc.	662	21,608
	United Technologies Corp.	3,959	170,158

			763,785

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	706	32,201
	Expeditors International Washington, Inc.	884	25,008
	FedEx Corp.	1,292	57,481
	United Parcel Service, Inc. Class B	4,167	205,100

			319,790

Airlines - 0.1%	Southwest Airlines Co.	3,048	19,294

Auto Components - 0.1%	The Goodyear Tire & Rubber Co. (a)	1,002	6,273
	Johnson Controls, Inc.	2,465	29,580

			35,853

Automobiles - 0.1%	Ford Motor Co. (a)	9,839	25,877
	General Motors Corp.	2,616	5,075
	Harley-Davidson, Inc.	977	13,082

			44,034

Beverages - 2.5%	Brown-Forman Corp. Class B	407	15,804
	The Coca-Cola Co.	8,324	365,840
	Coca-Cola Enterprises, Inc.	1,317	17,371
	Constellation Brands, Inc. Class A (a)	806	9,591
	Dr. Pepper Snapple Group, Inc. (a)	1,053	17,806
	Molson Coors Brewing Co. Class B	625	21,425
	Pepsi Bottling Group, Inc.	567	12,553
	PepsiCo, Inc.	6,508	335,032

			795,422

Biotechnology - 2.0%	Amgen, Inc. (a)	4,340	214,917
	Biogen Idec, Inc. (a)	1,231	64,529
	Celgene Corp. (a)	1,909	84,760
	Cephalon, Inc. (a)	294	20,021
	Genzyme Corp. (a)	1,121	66,576
	Gilead Sciences, Inc. (a)	3,824	177,128

			627,931

Building Products - 0.0%	Masco Corp.	1,495	10,435

Capital Markets - 2.4%	Ameriprise Financial, Inc.	901	18,461
	The Bank of New York Mellon Corp.	4,781	135,063
	The Charles Schwab Corp.	3,880	60,140
	E*Trade Financial Corp. (a)	2,139	2,738

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Federated Investors, Inc. Class B	350	$7,791
	Franklin Resources, Inc.	632	34,046
	The Goldman Sachs Group, Inc.	1,930	204,619
	Invesco Ltd. (b)	1,607	22,273
	Janus Capital Group, Inc.	664	4,416
	Legg Mason, Inc.	588	9,349
	Morgan Stanley	4,471	101,805
	Northern Trust Corp.	925	55,334
	State Street Corp.	1,792	55,158
	T. Rowe Price Group, Inc.	1,074	30,996

			742,189

Chemicals - 1.9%	Air Products & Chemicals, Inc.	879	49,444
	CF Industries Holdings, Inc.	199	14,155
	The Dow Chemical Co.	3,840	32,371
	E.I. du Pont de Nemours & Co.	3,745	83,626
	Eastman Chemical Co.	317	8,496
	Ecolab, Inc.	722	25,075
	International Flavors & Fragrances, Inc.	319	9,717
	Monsanto Co.	2,291	190,382
	PPG Industries, Inc.	681	25,129
	Praxair, Inc.	1,296	87,208
	Rohm & Haas Co.	514	40,524
	Sigma-Aldrich Corp.	523	19,764

			585,891

Commercial Banks - 1.9%	BB&T Corp.	2,304	38,984
	Comerica, Inc.	645	11,810
	Fifth Third Bancorp	2,524	7,370
	First Horizon National Corp.	876	9,406
	Huntington Bancshares, Inc.	1,521	2,525
	KeyCorp	2,054	16,165
	M&T Bank Corp.	320	14,477
	Marshall & Ilsley Corp.	1,077	6,064
	The PNC Financial Services Group, Inc.	1,792	52,488
	Regions Financial Corp.	2,917	12,426
	SunTrust Banks, Inc.	1,510	17,727
	U.S. Bancorp	7,317	106,901
	Wells Fargo & Co.	17,721	252,347
	Zions Bancorporation	505	4,964

			553,654

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	444	9,919
	Cintas Corp.	549	13,571
	Iron Mountain, Inc. (a)	725	16,073
	Pitney Bowes, Inc.	863	20,151
	R.R. Donnelley & Sons Co.	872	6,392
	Republic Services, Inc. Class A	1,310	22,467

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Stericycle, Inc. (a)	371	$17,708
	Waste Management, Inc.	2,036	52,122

			158,403

Communications Equipment - 2.7%	Ciena Corp. (a)	328	2,552
	Cisco Systems, Inc. (a)	24,415	409,439
	Corning, Inc.	6,539	86,772
	Harris Corp.	557	16,120
	JDS Uniphase Corp. (a)	891	2,896
	Juniper Networks, Inc. (a)	2,214	33,343
	Motorola, Inc.	9,405	39,783
	QUALCOMM, Inc.	6,904	268,635
	Tellabs, Inc. (a)	1,651	7,562

			867,102

Computers & Peripherals - 4.7%	Apple, Inc. (a)	3,724	391,467
	Dell, Inc. (a)	7,236	68,597
	EMC Corp. (a)	8,463	96,478
	Hewlett-Packard Co.	10,047	322,107
	International Business Machines Corp.	5,610	543,553
	Lexmark International, Inc. Class A (a)	350	5,905
	NetApp, Inc. (a)	1,399	20,761
	QLogic Corp. (a)	546	6,072
	SanDisk Corp. (a)	935	11,828
	Sun Microsystems, Inc. (a)	3,127	22,890
	Teradata Corp. (a)	741	12,019

			1,501,677

Construction & Engineering - 0.2%	Fluor Corp.	760	26,258
	Jacobs Engineering Group, Inc. (a)	508	19,639

			45,897

Construction Materials - 0.1%	Vulcan Materials Co.	456	20,196

Consumer Finance - 0.3%	American Express Co.	4,860	66,242
	Capital One Financial Corp.	1,657	20,282
	Discover Financial Services, Inc.	1,991	12,563
	SLM Corp. (a)	1,941	9,608

			108,695

Containers & Packaging - 0.2%	Ball Corp.	400	17,360
	Bemis Co.	400	8,388
	Owens-Illinois, Inc. (a)	700	10,108
	Pactiv Corp. (a)	543	7,922
	Sealed Air Corp.	656	9,053

			52,831

Distributors - 0.1%	Genuine Parts Co.	672	20,066

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	441	34,543
	H&R Block, Inc.	1,390	25,284

			59,827

Diversified Financial Services - 2.6%	Bank of America Corp. (c)(d)	26,770	182,571
	CIT Group, Inc.	1,486	4,235

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	CME Group, Inc.	279	$68,743
	Citigroup, Inc.	22,989	58,162
	IntercontinentalExchange, Inc. (a)	308	22,937
	JPMorgan Chase & Co.	15,714	417,678
	Leucadia National Corp.	735	10,944
	Moody’s Corp.	819	18,771
	The NASDAQ Stock Market, Inc. (a)	564	11,043
	NYSE Euronext	1,104	19,762

			814,846

Diversified Telecommunication Services - 3.4%	AT&T Inc. (c)	24,644	621,029
	CenturyTel, Inc.	425	11,951
	Embarq Corp.	615	23,278
	Frontier Communications Corp.	1,313	9,427
	Qwest Communications International Inc.	6,163	21,077
	Verizon Communications, Inc.	11,878	358,716
	Windstream Corp.	1,826	14,718

			1,060,196

Electric Utilities - 2.2%	Allegheny Energy, Inc.	704	16,312
	American Electric Power Co., Inc.	1,670	42,184
	Duke Energy Corp.	5,303	75,939
	Edison International	1,376	39,643
	Entergy Corp.	798	54,336
	Exelon Corp.	2,753	124,959
	FPL Group, Inc.	1,696	86,038
	FirstEnergy Corp.	1,265	48,829
	Northeast Utilities Inc.	686	14,811
	PPL Corp.	1,555	44,644
	Pepco Holdings, Inc.	854	10,658
	Pinnacle West Capital Corp.	408	10,836
	Progress Energy, Inc.	1,174	42,569
	The Southern Co.	3,226	98,780

			710,538

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	722	18,671
	Emerson Electric Co.	3,184	90,999
	Rockwell Automation, Inc.	604	13,191

			122,861

Electronic Equipment & Instruments - 0.3%	Agilent Technologies, Inc. (a)	1,484	22,809
	Amphenol Corp. Class A	734	20,912
	Flir Systems, Inc. (a)	607	12,431
	Jabil Circuit, Inc.	859	4,776
	Molex, Inc.	593	8,148
	Tyco Electronics Ltd.	1,943	21,451

			90,527

Energy Equipment & Services - 1.4%	BJ Services Co.	1,222	12,159
	Baker Hughes, Inc.	1,280	36,544
	Cameron International Corp. (a)	904	19,825

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Diamond Offshore Drilling, Inc.	300	$18,858
	ENSCO International, Inc.	602	15,893
	Halliburton Co.	3,721	57,564
	Nabors Industries Ltd. (a)	1,163	11,618
	National Oilwell Varco, Inc. (a)	1,733	49,754
	Rowan Cos., Inc.	489	5,853
	Schlumberger Ltd.	5,001	203,141
	Smith International, Inc.	897	19,268

			450,477

Food & Staples Retailing - 3.2%	CVS Caremark Corp.	6,087	167,332
	Costco Wholesale Corp.	1,805	83,608
	The Kroger Co.	2,719	57,697
	SUPERVALU, Inc.	883	12,609
	SYSCO Corp.	2,499	56,977
	Safeway, Inc.	1,807	36,483
	Wal-Mart Stores, Inc.	9,350	487,135
	Walgreen Co.	4,109	106,670
	Whole Foods Market, Inc.	583	9,794

			1,018,305

Food Products - 1.7%	Archer-Daniels-Midland Co.	2,675	74,311
	Campbell Soup Co.	879	24,049
	ConAgra Foods, Inc.	1,881	31,732
	Dean Foods Co. (a)	632	11,427
	General Mills, Inc.	1,387	69,184
	H.J. Heinz Co.	1,297	42,879
	The Hershey Co.	688	23,908
	Hormel Foods Corp.	300	9,513
	The J.M. Smucker Co.	490	18,262
	Kellogg Co.	1,040	38,095
	Kraft Foods, Inc.	6,159	137,284
	McCormick & Co., Inc.	535	15,820
	Sara Lee Corp.	2,933	23,699
	Tyson Foods, Inc. Class A	1,247	11,709

			531,872

Gas Utilities - 0.1%	EQT Corp.	568	17,795
	Nicor, Inc.	187	6,214
	Questar Corp.	720	21,190

			45,199

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	2,582	132,250
	Becton Dickinson & Co.	1,011	67,980
	Boston Scientific Corp. (a)	6,231	49,536
	C.R. Bard, Inc.	412	32,845
	Covidien Ltd.	2,087	69,372
	Dentsply International, Inc.	600	16,110
	Hospira, Inc. (a)	662	20,429
	Intuitive Surgical, Inc. (a)	161	15,353
	Medtronic, Inc.	4,684	138,037

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	St. Jude Medical, Inc. (a)	1,430	$51,952
	Stryker Corp.	1,014	34,517
	Varian Medical Systems, Inc. (a)	518	15,768
	Zimmer Holdings, Inc. (a)	935	34,128

			678,277

Health Care Providers & Services - 1.9%	Aetna, Inc.	1,917	46,641
	AmerisourceBergen Corp.	658	21,490
	Cardinal Health, Inc.	1,491	46,937
	Cigna Corp.	1,141	20,070
	Coventry Health Care, Inc. (a)	616	7,971
	DaVita, Inc. (a)	433	19,030
	Express Scripts, Inc. (a)	1,024	47,278
	Humana, Inc. (a)	701	18,282
	Laboratory Corp. of America Holdings (a)	462	27,022
	McKesson Corp.	1,145	40,121
	Medco Health Solutions, Inc. (a)	2,070	85,574
	Patterson Cos., Inc. (a)	378	7,129
	Quest Diagnostics, Inc.	656	31,147
	Tenet Healthcare Corp. (a)	1,723	1,999
	UnitedHealth Group, Inc.	5,062	105,948
	WellPoint, Inc. (a)	2,100	79,737

			606,376

Health Care Technology - 0.0%	IMS Health, Inc.	756	9,427

Hotels, Restaurants & Leisure - 1.4%	Carnival Corp.	1,814	39,182
	Darden Restaurants, Inc.	583	19,974
	International Game Technology	1,274	11,746
	Marriott International, Inc. Class A	1,227	20,074
	McDonald’s Corp.	4,662	254,405
	Starbucks Corp. (a)	3,034	33,708
	Starwood Hotels & Resorts Worldwide, Inc.	775	9,843
	Wyndham Worldwide Corp.	738	3,100
	Wynn Resorts Ltd. (a)	258	5,152
	Yum! Brands, Inc.	1,946	53,476

			450,660

Household Durables - 0.3%	Black & Decker Corp.	249	7,858
	Centex Corp.	550	4,125
	D.R. Horton, Inc.	1,179	11,436
	Fortune Brands, Inc.	622	15,270
	Harman International Industries, Inc.	243	3,288
	KB Home	330	4,349
	Leggett & Platt, Inc.	667	8,664
	Lennar Corp. Class A	619	4,649
	Newell Rubbermaid, Inc.	1,151	7,343
	Pulte Homes, Inc.	888	9,706
	Snap-On, Inc.	238	5,974

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Stanley Works	321	$9,348
	Whirlpool Corp.	309	9,143

			101,153

Household Products - 2.6%	Clorox Co.	573	29,498
	Colgate-Palmolive Co.	2,099	123,799
	Kimberly-Clark Corp.	1,724	79,494
	The Procter & Gamble Co.	12,273	577,936

			810,727

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	404	19,347
	Automatic Data Processing, Inc.	2,112	74,258
	Cognizant Technology Solutions Corp. (a)	1,211	25,177
	Computer Sciences Corp. (a)	628	23,135
	Convergys Corp. (a)	507	4,097
	Fidelity National Information Services, Inc.	788	14,342
	Fiserv, Inc. (a)	672	24,501
	MasterCard, Inc. Class A	300	50,244
	Paychex, Inc.	1,332	34,192
	Total System Services, Inc.	822	11,352
	The Western Union Co.	3,009	37,823

			318,468

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	2,831	16,448
	Constellation Energy Group, Inc.	840	17,354
	Dynegy, Inc. Class A (a)	2,100	2,961

			36,763

Industrial Conglomerates - 1.9%	3M Co.	2,902	144,287
	General Electric Co.	44,161	446,468
	Textron, Inc.	1,032	5,924

			596,679

Insurance - 2.0%	AON Corp.	1,144	46,698
	Aflac, Inc.	1,963	38,004
	The Allstate Corp.	2,248	43,049
	American International Group, Inc.	11,395	11,395
	Assurant, Inc.	492	10,716
	Chubb Corp.	1,492	63,141
	Cincinnati Financial Corp.	674	15,414
	Genworth Financial, Inc. Class A	1,799	3,418
	Hartford Financial Services Group, Inc.	1,390	10,912
	Lincoln National Corp.	1,066	7,132
	Loews Corp.	1,503	33,216
	MBIA, Inc. (a)	813	3,724
	Marsh & McLennan Cos., Inc.	2,129	43,112
	MetLife, Inc.	3,400	77,418
	Principal Financial Group, Inc.	1,076	8,802
	The Progressive Corp.	2,805	37,699
	Prudential Financial, Inc.	1,773	33,722
	Torchmark Corp.	362	9,495

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Travelers Cos., Inc.	2,453	$99,690
	UnumProvident Corp.	1,413	17,663
	XL Capital Ltd. Class A	1,339	7,311

			621,731

Internet & Catalog Retail - 0.3%	Amazon.com, Inc. (a)	1,338	98,263
	Expedia, Inc. (a)	870	7,900

			106,163

Internet Software & Services - 1.6%	Akamai Technologies, Inc. (a)	703	13,638
	eBay, Inc. (a)	4,508	56,620
	Google, Inc. Class A (a)	1,000	348,060
	VeriSign, Inc. (a)	802	15,134
	Yahoo!, Inc. (a)	5,797	74,260

			507,712

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	1,197	4,549
	Hasbro, Inc.	521	13,061
	Mattel, Inc.	1,498	17,272

			34,882

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	709	23,028
	Millipore Corp. (a)	229	13,147
	PerkinElmer, Inc.	496	6,334
	Thermo Fisher Scientific, Inc. (a)	1,739	62,030
	Waters Corp. (a)	411	15,186

			119,725

Machinery - 1.4%	Caterpillar, Inc.	2,527	70,655
	Cummins, Inc.	841	21,403
	Danaher Corp.	1,059	57,419
	Deere & Co.	1,773	58,279
	Dover Corp.	780	20,576
	Eaton Corp.	690	25,433
	Flowserve Corp.	238	13,357
	ITT Corp.	754	29,006
	Illinois Tool Works, Inc.	1,635	50,440
	Ingersoll-Rand Co. Class A	1,322	18,243
	Manitowoc Co.	542	1,772
	PACCAR, Inc.	1,508	38,846
	Pall Corp.	498	10,174
	Parker Hannifin Corp.	689	23,412

			439,015

Media - 2.2%	CBS Corp. Class B	2,824	10,844
	Comcast Corp. Class A	12,055	164,430
	The DIRECTV Group, Inc. (a)	2,242	51,095
	Gannett Co., Inc.	948	2,086
	Interpublic Group of Cos., Inc. (a)	1,979	8,153
	The McGraw-Hill Cos., Inc.	1,318	30,143
	Meredith Corp.	150	2,496
	The New York Times Co. Class A	484	2,188

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	News Corp. Class A	9,532	$63,102
	Omnicom Group Inc.	1,323	30,958
	Scripps Networks Interactive	373	8,396
	Time Warner Cable, Inc.	1,581	39,209
	Time Warner, Inc.	4,986	96,236
	Viacom, Inc. Class B (a)	2,576	44,771
	Walt Disney Co.	7,763	140,976
	The Washington Post Co. Class B	24	8,570

			703,653

Metals & Mining - 0.8%	AK Steel Holding Corp.	495	3,524
	Alcoa, Inc.	4,011	29,441
	Allegheny Technologies, Inc.	416	9,123
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,727	65,816
	Newmont Mining Corp.	2,028	90,773
	Nucor Corp.	1,314	50,155
	Titanium Metals Corp.	354	1,936
	United States Steel Corp.	497	10,502

			261,270

Multi-Utilities - 1.4%	Ameren Corp.	873	20,245
	CMS Energy Corp.	979	11,591
	CenterPoint Energy, Inc.	1,415	14,758
	Consolidated Edison, Inc.	1,134	44,918
	DTE Energy Co.	677	18,753
	Dominion Resources, Inc.	2,415	74,841
	Integrys Energy Group, Inc.	312	8,124
	NiSource, Inc.	1,139	11,162
	PG&E Corp.	1,540	58,859
	Public Service Enterprise Group, Inc.	2,111	62,211
	SCANA Corp.	500	15,445
	Sempra Energy	1,023	47,304
	TECO Energy, Inc.	884	9,857
	Wisconsin Energy Corp.	485	19,967
	Xcel Energy, Inc.	1,857	34,596

			452,631

Multiline Retail - 0.8%	Big Lots, Inc. (a)	355	7,377
	Family Dollar Stores, Inc.	580	19,355
	J.C. Penney Co., Inc.	922	18,505
	Kohl’s Corp. (a)	1,264	53,492
	Macy’s, Inc.	1,747	15,548
	Nordstrom, Inc.	662	11,089
	Sears Holdings Corp. (a)	236	10,788
	Target Corp.	3,133	107,744

			243,898

Office Electronics - 0.1%	Xerox Corp.	3,622	16,480

Oil, Gas & Consumable Fuels - 10.5%	Anadarko Petroleum Corp.	1,932	75,135
	Apache Corp.	1,389	89,021

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Cabot Oil & Gas Corp. Class A	429	$10,111
	Chesapeake Energy Corp.	2,323	39,630
	Chevron Corp.	8,394	564,412
	ConocoPhillips	6,207	243,066
	Consol Energy, Inc.	760	19,182
	Devon Energy Corp.	1,843	82,364
	EOG Resources, Inc.	1,035	56,677
	El Paso Corp.	2,912	18,200
	Exxon Mobil Corp.	20,676	1,408,036
	Hess Corp.	1,177	63,793
	Marathon Oil Corp.	2,937	77,214
	Massey Energy Co.	378	3,825
	Murphy Oil Corp.	791	35,413
	Noble Energy, Inc.	717	38,632
	Occidental Petroleum Corp.	3,391	188,709
	Peabody Energy Corp.	1,129	28,270
	Pioneer Natural Resources Co.	497	8,186
	Range Resources Corp.	644	26,507
	Southwestern Energy Co. (a)	1,425	42,308
	Spectra Energy Corp.	2,648	37,443
	Sunoco, Inc.	485	12,843
	Tesoro Corp.	594	8,001
	Valero Energy Corp.	2,172	38,879
	Williams Cos., Inc.	2,392	27,221
	XTO Energy, Inc.	2,406	73,672

			3,316,750

Paper & Forest Products - 0.1%	International Paper Co.	1,775	12,496
	MeadWestvaco Corp.	710	8,513
	Weyerhaeuser Co.	877	24,179

			45,188

Personal Products - 0.2%	Avon Products, Inc.	1,767	33,979
	The Estée Lauder Cos., Inc. Class A	477	11,758

			45,737

Pharmaceuticals - 7.5%	Abbott Laboratories	6,470	308,619
	Allergan, Inc.	1,277	60,989
	Bristol-Myers Squibb Co.	8,278	181,454
	Eli Lilly & Co.	4,228	141,257
	Forest Laboratories, Inc. (a)	1,266	27,801
	Johnson & Johnson	11,570	608,582
	King Pharmaceuticals, Inc. (a)	1,013	7,162
	Merck & Co., Inc.	8,837	236,390
	Mylan, Inc. (a)	1,265	16,964
	Pfizer, Inc.	28,207	384,179
	Schering-Plough Corp.	6,801	160,164
	Watson Pharmaceuticals, Inc. (a)	429	13,346
	Wyeth	5,568	239,647

			2,386,554

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Professional Services - 0.1%	Dun & Bradstreet Corp.	215	$16,555
	Equifax, Inc.	532	13,007
	Monster Worldwide, Inc. (a)	516	4,205
	Robert Half International, Inc.	647	11,536

			45,303

Real Estate Investment Trusts (REITs) - 0.7%	Apartment Investment & Management Co. Class A	507	2,778
	AvalonBay Communities, Inc.	340	16,000
	Boston Properties, Inc.	515	18,040
	Equity Residential	1,155	21,194
	HCP, Inc.	1,075	19,189
	Health Care REIT, Inc.	486	14,867
	Host Marriott Corp.	2,175	8,526
	Kimco Realty Corp.	943	7,186
	Plum Creek Timber Co., Inc.	710	20,640
	ProLogis	1,156	7,514
	Public Storage	520	28,730
	Simon Property Group, Inc.	1,066	36,926
	Ventas, Inc.	609	13,769
	Vornado Realty Trust	597	19,827

			235,186

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	798	3,216

Road & Rail - 0.8%	Burlington Northern Santa Fe Corp.	1,172	70,496
	CSX Corp.	1,669	43,144
	Norfolk Southern Corp.	1,555	52,481
	Ryder System, Inc.	234	6,625
	Union Pacific Corp.	2,114	86,907

			259,653

Semiconductors & Semiconductor Equipment - 2.3%	Advanced Micro Devices, Inc. (a)	2,498	7,619
	Altera Corp.	1,249	21,920
	Analog Devices, Inc.	1,206	23,239
	Applied Materials, Inc.	5,571	59,888
	Broadcom Corp. Class A (a)	1,805	36,064
	Intel Corp.	23,259	350,048
	KLA-Tencor Corp.	719	14,380
	LSI Corp. (a)	2,673	8,126
	Linear Technology Corp.	926	21,279
	MEMC Electronic Materials, Inc. (a)	938	15,468
	Microchip Technology, Inc.	764	16,189
	Micron Technology, Inc. (a)	3,160	12,830
	National Semiconductor Corp.	844	8,668
	Novellus Systems, Inc. (a)	413	6,868
	Nvidia Corp. (a)	2,295	22,629
	Teradyne, Inc. (a)	702	3,075

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Texas Instruments, Inc.	5,386	$88,923
	Xilinx, Inc.	1,165	22,321

			739,534

Software - 3.7%	Adobe Systems, Inc. (a)	2,202	47,101
	Autodesk, Inc. (a)	934	15,700
	BMC Software, Inc. (a)	789	26,037
	CA, Inc.	1,635	28,792
	Citrix Systems, Inc. (a)	757	17,138
	Compuware Corp. (a)	1,059	6,979
	Electronic Arts, Inc. (a)	1,324	24,084
	Intuit, Inc. (a)	1,333	35,991
	McAfee, Inc. (a)	664	22,244
	Microsoft Corp.	31,973	587,344
	Novell, Inc. (a)	1,434	6,109
	Oracle Corp.	16,080	290,566
	Salesforce.com, Inc. (a)	432	14,139
	Symantec Corp. (a)	3,472	51,872

			1,174,096

Specialty Retail - 1.9%	Abercrombie & Fitch Co. Class A	361	8,592
	AutoNation, Inc. (a)	448	6,218
	AutoZone, Inc. (a)	159	25,856
	Bed Bath & Beyond, Inc. (a)	1,081	26,755
	Best Buy Co., Inc.	1,403	53,258
	GameStop Corp. Class A (a)	678	18,998
	The Gap, Inc.	1,950	25,331
	Home Depot, Inc.	7,090	167,040
	Limited Brands, Inc.	1,183	10,292
	Lowe’s Cos., Inc.	6,094	111,216
	Office Depot, Inc. (a)	1,143	1,497
	O’Reilly Automotive, Inc. (a)	596	20,866
	RadioShack Corp.	545	4,671
	The Sherwin-Williams Co.	410	21,308
	Staples, Inc.	2,952	53,461
	TJX Cos., Inc.	1,741	44,639
	Tiffany & Co.	515	11,103

			611,101

Textiles, Apparel & Luxury Goods - 0.4%	Coach, Inc. (a)	1,373	22,929
	Nike, Inc. Class B	1,629	76,384
	Polo Ralph Lauren Corp.	236	9,971
	VF Corp.	362	20,674

			129,958

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	2,157	25,215
	People’s United Financial, Inc.	1,499	26,937

			52,152

Tobacco - 1.6%	Altria Group, Inc.	8,640	138,413
	Lorillard, Inc.	716	44,206

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Philip Morris International, Inc.	8,401	$298,908
	Reynolds American, Inc.	706	25,303

			506,830

Trading Companies & Distributors - 0.1%	Fastenal Co.	536	17,235
	W.W. Grainger, Inc.	269	18,878

			36,113

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	1,636	49,783
	Sprint Nextel Corp. (a)	11,860	42,340

			92,123

	Total Common Stocks (Cost - $40,146,572) - 91.5%		28,972,977

	Short-Term Securities

	Maturity Date	Yield	Face Amount

Time Deposits - 8.3%
State Street Bank & Trust Co.	4/01/09	0.01%	$2,615,481	2,615,481

	Total Short-Term Securities (Cost - $2,615,481) - 8.3%			2,615,481

	Options Purchased		Number of Contracts

Call Options Purchased	S&P 500 Index, expiring November 2009at USD 904.88, BNP Paribas		76,160	3,425,108

	Total Options Purchased (Premium Paid - $10,750,843) - 10.8%			3,425,108

	Total Investments Before Options Written (Cost - $53,512,896*) - 110.6%			35,013,566

	Options Written

Call Options Written	S&P 500 Index, expiring November 2009 at USD 999.89, BNP Paribas		114,240	(2,367,253)

	Total Options Written (Premium Received - $10,750,843) - (7.5%)			(2,367,253)

	Total Investments, Net of Options Written (Net Cost - $42,762,053) - 103.1%			32,646,313
	Liabilities in Excess of Other Assets - (3.1%)			(984,423)

	Net Assets - 100.0%			$31,661,890

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,683,215

Gross unrealized appreciation	$3,044,553
Gross unrealized depreciation	(21,714,202)

Net unrealized depreciation	$(18,669,649)

(a)	Non-income producing security.

(b)	Depositary receipts.

S&P 500 GEARED Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	$693	$28	$(23)	$267

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

36	E-MINI S&P 500	June 2009	$1,346,046	$84,594

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

		Assets	Liabilities

Level 1	$28,972,977	$84,594	—
Level 2	2,615,481	3,425,108	$(2,367,253)
Level 3	—	—	—

Total	$31,588,458	$3,509,702	$(2,367,253)

* Other financial instruments are options and futures.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® GEAREDSM Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® GEAREDSM Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® GEAREDSM Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® GEAREDSM Fund Inc.

Date: May 20, 2009